Average number of employees	12 Months Ended
Dec. 31, 2018
Number And Average Number Of Employees [Abstract]
Average number of employees

32 Average number of employees

	Subsidiaries and joint operations			Equity accounted units (Rio Tinto share)			Group total
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Principal locations of
employment:
Australia and New Zealand	19,017	19,041	20,489	578	602	849	19,595	19,643	21,338
Canada	10,620	10,256	10,239	-	-	-	10,620	10,256	10,239
UK	287	309	487	-	-	-	287	309	487
Europe	1,418	1,505	1,722	-	-	-	1,418	1,505	1,722
Africa	3,496	3,461	4,875	1,262	1,269	1,270	4,758	4,730	6,145
US	3,792	3,429	3,196	-	-	-	3,792	3,429	3,196
Mongolia	2,886	2,861	2,737	-	-	-	2,886	2,861	2,737
Indonesia	1,615	1,642	2,862	-	-	-	1,615	1,642	2,862
South America	210	197	166	1,289	1,237	1,388	1,499	1,434	1,554
Other countries (a)	988	998	749	-	-	-	988	998	749
Total	44,329	43,699	47,522	3,129	3,108	3,507	47,458	46,807	51,029

(a)

“Other countries” primarily includes employees in the Middle East (excluding Oman which is included in Africa), India, Singapore and other countries in Asia which are not shown separately in the table above. For the year ended 31 December 2018, the average number of employees in Singapore was 422 (2017: 434; 2016: 262) and the average number of employees in India was 288 (2017: 310; 2016: 280).

Employee numbers, which represent the average for the year, include 100% of employees of subsidiary companies. Employee numbers for joint operations and equity accounted units are proportional to the Group’s interest under contractual agreements. Average employee numbers include a part-year effect for companies acquired or disposed of during the year.

Part-time employees are included on a full-time equivalent basis. Temporary employees are included in employee numbers.

People employed by contractors are not included.